Deposits, Prepayments and Other Current Assets - Schedule of Deposits, Prepayments and Other Current Assets (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule Of Deposits Prepayments And Other Current Assets Abstract
Deposits for purchase of vehicle	$ 0	$ 25,358
Prepaid software development expense	408,724	0
Prepaid social insurance	8,232	8,206
Deposit for office lease	7,045	7,076
Other current assets	688	821
Deposits, prepayments and other current assets	$ 424,689	$ 41,461